Related party transactions and balances	6 Months Ended
Feb. 28, 2022
Related party transactions and balances

24. Related party transactions and balances

(a)	Key management compensation

Key management includes the Company’s directors, officers and any consultants with the authority and responsibility for planning, directing, and controlling the activities of an entity, directly or indirectly. Compensation awarded to key management for the three and six months ended February 28, 2022, and 2021, includes the following:

	For the three months ended		For the six months ended
	February 28, 2022	February 28, 2021	February 28, 2022	February 28, 2021
	$	$	$	$
Total compensation paid to key management	360,887	909,355	708,143	1,444,093
Share based payments	209,613	361,990	363,284	1,257,804

Total compensation paid to key management is recorded in consulting fees, salaries and wages and share based payments in the consolidated statement of loss and comprehensive loss for the six months ended February 28, 2022, and 2021.

Amounts due to related parties as of February 28, 2022, with respect to the above fees were $33,349 (August 31, 2021 – $33,349). The amounts due to related parties are recorded within accounts payable and accrued liabilities on the consolidated statement of loss and comprehensive loss. These amounts are unsecured, non-interest bearing and due on demand.

Commitment to former holders of WinView to proceeds from the patent portfolio enforcement action

Pursuant to the Business Combination agreement dated March 9, 2020, among the Company, Frankly Inc. and Winview Inc., the Company is required to pay to certain former Winview securities holders (“Stubholders”) fifty percent (50%) of the net license fees, damages awards or settlement amounts collected from third parties in connection with the Winview Patent Portfolio, after deduction of certain expenses. Certain directors of the Company are among the pool of Stubholders.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)